ACQUISITION OF M2M BUSINESS OF SAGEMCOM Narrative (Details) (M2M Business of Sagemcom [Member])	0 Months Ended
	Aug. 02, 2012 USD ($)	Aug. 02, 2012 EUR (€)
Business Acquisition [Line Items]
Cash consideration	$ 55,200,000	€ 44,900,000
Liabilities assumed	4,800,000	3,900,000
Goodwill	$ 31,107,000	€ 25,295,000